Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Less: Accumulated depreciation	$ (27,389,553)	$ (26,604,770)
Total property and equipment	2,000,307	2,653,810
Rental vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	26,992,348	26,899,522
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,505,387	1,479,966
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 892,125	$ 879,092